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09038403

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC Mail Processing Section
MAR 16 2009
Washington, DC
121

TEMPORARY
FORM D
NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)

Offering of Convertible Promissory Notes

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒New Filing ☐Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)

GCommerce, Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
601 East Locust St., Suite 103, Des Moines, IA 50309	515-288-5850
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business

Issuer is a provider of an internet-based service to streamline the supply chain management process.

Type of Business Organization

☒ corporation ☐ limited partnership, already formed ☐ other (please specify): Limited Liability Company
☐ business trust ☐ limited partnership, to be formed

	Month	Year	
Actual or Estimated Date of Incorporation or Organization*:	[0][5]	[0][0]	☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [D][E]

GENERAL INSTRUCTIONS Note: This is a special Temporary Form D (17 CFR 239.500T) that is available to be filed instead of Form D (17 CFR 239.500) only to issuers that file with the Commission a notice on Temporary Form D (17 CFR 239.500T) or an amendment to such a notice in paper format on or after September 15, 2008 but before March 16, 2009. During that period, an issuer also may file in paper format an initial notice using Form D (17 CFR 239.500) but, if it does, the issuer must file amendments using Form D (17 CFR 239.500) and otherwise comply with all the requirements of § 230.503T.

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W. Washington, D.C. 20549.

Copies Required: Two (2) copies of this notice must be filed with the SEC, one of which must be manually signed. The copy not manually signed must be photocopy of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION:

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General Partner

Full Name (Last name first, if individual)
Steven Smith

Business or Residence Address (Number and Street, City, State, Zip Code)
601 East Locust St., Suite 103, Des Moines, IA 50309

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General Partner

Full Name (Last name first, if individual)
Louis Angerame

Business or Residence Address (Number and Street, City, State, Zip Code)
1056 Orange Center, Orange, CT 06477

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General Partner

Full Name (Last name first, if individual)
Ken Kaplan

Business or Residence Address (Number and Street, City, State, Zip Code)
1965 South 9th Ln, West Des Moines, IA 50265

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General Partner

Full Name (Last name first, if individual)
Laurence Hootnick

Business or Residence Address (Number and Street, City, State, Zip Code)
4249 Manuela Court, Palo Alto, CA

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General Partner

Full Name (Last name first, if individual)
Edward Reitler

Business or Residence Address (Number and Street, City, State, Zip Code)
800 Third Avenue, 21st Floor, New York, NY 10022

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General Partner

Full Name (Last name first, if individual)
Acuity Ventures II, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)
1960 The Alameda Suite 200, San Jose, CA 95126

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General Partner

Full Name (Last name first, if individual)
John Mott

Business or Residence Address (Number and Street, City, State, Zip Code)

518 Ringgold St., Peekskill, NY 10566

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General Partner

Full Name (Last name first, if individual)
Gerald Kirke

Business or Residence Address (Number and Street, City, State, Zip Code)

5465 Mills Civic Pkwy Ste 400, West Des Moines, IA 50266

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General Partner

Full Name (Last name first, if individual)
WAVO 1998 Trust

Business or Residence Address (Number and Street, City, State, Zip Code)

443 SW 6th St, Des Moines, IA 50309

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General Partner

Full Name (Last name first, if individual)
The Lionel Trust

Business or Residence Address (Number and Street, City, State, Zip Code)

1700 Bank of America Plaza, 300 South 4th St., Las Vegas, NV 89101

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General Partner

Full Name (Last name first, if individual)
Howard Adler

Business or Residence Address (Number and Street, City, State, Zip Code)

60 Park Road, Scarsdale, NY 10583

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General Partner

Full Name (Last name first, if individual)
Robert William Renfield Lifetime Trust

Business or Residence Address (Number and Street, City, State, Zip Code)

505 Park Avenue, 20th Floor, New York, NY 10022

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General Partner

Full Name (Last name first, if individual)
Roston Enterprises

Business or Residence Address (Number and Street, City, State, Zip Code)

6060 Center Drive, 10th Floor, Los Angeles, CA 90045

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General Partner

Full Name (Last name first, if individual)
Linde Company

Business or Residence Address (Number and Street, City, State, Zip Code)

9229 Sunset Blvd., #608, West Hollywood, CA 90069

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General Partner

Full Name (Last name first, if individual)
Epic Ventures, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)

22188 Verbena Way, Boca Raton, FL 33433

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?...............	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $100,000 (subject to reduction)

		Yes	No
3.	Does the offering permit joint ownership of a single unit?..	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [MA] [MD] [ME] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [MA] [MD] [ME] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero". If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$0	$0
Equity	$0	$0
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$0	$0
Partnership Interests	$0	$0
Other: Notes and Warrants	$3,500,000*	$2,320,000*
Total	$3,500,000*	$2,320,000*

Answer also in Appendix, Column 3, if filing under ULOE.

* Represents the principal amount of notes.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount Of Purchase
Accredited Investors	29	$2,320,000
Non-accredited Investors	0	$0
Total (for filings under Rule 504 only)	0	$0

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	______	$______
Regulation A	______	$______
Rule 504	______	$______
Total	______	$______

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$0
Printing and Engraving Costs	☐	$0
Legal Fees	☒	$ 5,000
Accounting Fees	☐	$0
Engineering Fees	☐	$0
Sales Commissions (specify finders' fees separately)	☐	$0
Other Expenses (identify) Filing fees and finders fees	☒	$28,650
Total	☒	$33,650

Enter the differences between the aggregate offering price given in response to Part C – Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $3, 466,350

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Questions 4.b above.

		Payments to Officers, Directors, & Affiliates		Payments To Others
Salaries and fees	☐	$ 0	☐	$ 0
Purchase of real estate	☐	$ 0	☐	$ 0
Purchase, rental or leasing and installation of machinery and equipment	☐	$ 0	☐	$ 0
Construction or leasing of plant buildings and facilities	☐	$ 0	☐	$ 0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐	$ 0	☐	$ 0
Repayment of indebtedness	☐	$ 0	☐	$ 0
Working capital	☐	$ 0	☐	$3,466,350*
Other (specify):	☐	$ 0	☐	$ 0
Column Totals	☐	$ 0	☐	$3,466,350
Total Payments Listed (column totals added)	☐	$ 3,466,350		

* A portion of the adjusted gross proceeds may have been used to pay compensation due to the Chief Executive Officer of the issuer in the regular course of business and the service of debt.

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
GCommerce, Inc.		March 12, 2009
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Steven Smith	Chief Executive Officer	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)